CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows used in operating activities:
Net loss	$ (1,420)	$ (5,987)	$ (1,904)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Depreciation	108	119	155
Share-based compensation	499	672	823
Increase (decrease) in allowance for doubtful accounts		20
Increase (decrease) in severance pay, net	(19)	10	60
Decrease (increase) in trade receivables	(2,716)	2,060	1,369
Decrease (increase) in other current assets	348	767	(1,782)
Decrease (increase) in inventories	2,131	(222)	(2,661)
Increase (decrease) in trade payables	348	(775)	2
Increase (decrease) in employees and payroll accrued	123	(88)	74
Increase (decrease) in other accounts payable and accrued expenses	(9)	(131)	402
Interest and linkage on restricted cash	(15)	(15)
Interest and linkage on short term loan	23	27
Increase (decrease) in deferred revenue and advances from customers	(1,531)	1,082	112
Net cash used in operating activities	(2,130)	(2,461)	(3,350)
Cash flows used in investing activities:
Restricted cash	(38)	(1,437)
Purchase of property and equipment	(88)	(66)	(103)
Net cash used in investing activities	(126)	(1,503)	(103)
Cash flows from financing activities:
Receipts (repayment) of short term bank credit, net	(429)	1,058
Receipts (repayment) of short term loan (includes $777 from related party)	(1,550)	1,500
Proceeds from issuance of shares and warrants , net of issuance expenses of $ 35 (private placement)	3,424
Exercise of warrants	256		623
Exercise of options	226	45	144
Net cash provided by financing activities	1,927	2,603	767
Foreign currency translation adjustments on cash and cash equivalents	40	(66)	(157)
Decrease in cash and cash equivalents	(289)	(1,427)	(2,843)
Cash and cash equivalents at beginning of year	1,474	2,901	5,744
Cash and cash equivalents at end of year	1,185	1,474	2,901
Non-cash investing activities:
Purchase of property and equipment on credit	30	19	3
Inventory transferred to be used as property and equipment		4	20
Interest paid in cash	$ 43	$ 6